UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
         -------------------------------------------------------------
                               Wheaton, IL 60187
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2016 (UNAUDITED)

      SHARES                                       DESCRIPTION                                      VALUE
------------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 42.7%

                    BRAZIL - 4.8%
            68,000  Ambev S.A.................................................................  $     415,467
           111,056  Banco Bradesco S.A., ADR..................................................      1,007,278
            31,800  BRF S.A...................................................................        543,469
            77,000  Lojas Renner S.A..........................................................        581,735
            25,454  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares............        496,690
            41,267  Ultrapar Participacoes S.A................................................        913,492
            59,604  Vale S.A., ADR............................................................        327,822
            19,642  Vale S.A., Preference Shares, ADR.........................................         92,514
                                                                                                -------------
                                                                                                    4,378,467
                                                                                                -------------

                    CHILE - 0.6%
            24,459  Banco Santander Chile S.A., ADR...........................................        506,057
                                                                                                -------------

                    CHINA - 1.9%
           106,000  China Mobile Ltd. (b).....................................................      1,302,143
           692,000  PetroChina Co., Ltd., Class H (b).........................................        458,698
                                                                                                -------------
                                                                                                    1,760,841
                                                                                                -------------

                    HONG KONG - 3.6%
           206,000  AIA Group Ltd. (b)........................................................      1,385,297
           202,000  Hang Lung Group Ltd. (b)..................................................        772,459
            15,285  Hong Kong Exchanges and Clearing Ltd. (b).................................        404,523
           262,000  Swire Pacific Ltd., B Shares (b)..........................................        511,615
            54,600  Swire Properties Ltd. (b).................................................        160,588
                                                                                                -------------
                                                                                                    3,234,482
                                                                                                -------------

                    HUNGARY - 0.5%
            21,000  Richter Gedeon Nyrt (b)...................................................        426,774
                                                                                                -------------

                    INDIA - 7.1%
            12,202  Grasim Industries Ltd. (b)................................................        886,999
            11,000  Hero MotoCorp Ltd. (b)....................................................        565,167
            43,000  Hindustan Unilever Ltd. (b)...............................................        561,013
            72,500  Housing Development Finance Corp., Ltd. (b)...............................      1,520,688
           163,000  ICICI Bank Ltd. (b).......................................................        615,689
            40,075  Infosys Ltd. (b)..........................................................        623,256
           276,259  ITC Ltd. (b)..............................................................      1,002,505
             9,253  Tata Consultancy Services Ltd. (b)........................................        338,152
             5,428  UltraTech Cement Ltd. (b).................................................        314,316
                                                                                                -------------
                                                                                                    6,427,785
                                                                                                -------------

                    INDONESIA - 2.2%
         2,268,100  Astra International Tbk PT (b)............................................      1,439,164
           423,400  Indocement Tunggal Prakarsa Tbk PT (b)....................................        564,509
                                                                                                -------------
                                                                                                    2,003,673
                                                                                                -------------

                    ITALY - 0.6%
            17,900  Tenaris S.A., ADR.........................................................        508,360
                                                                                                -------------

                    MALAYSIA - 0.8%
           170,542  CIMB Group Holdings Bhd (b)...............................................        194,628


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

      SHARES                                       DESCRIPTION                                      VALUE
------------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                    MALAYSIA (CONTINUED)
           105,000  Public Bank Bhd (b).......................................................  $     503,471
                                                                                                -------------
                                                                                                      698,099
                                                                                                -------------

                    MEXICO - 3.5%
            13,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR...........................      1,260,948
            16,500  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR.................        776,490
           211,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares........................      1,108,732
                                                                                                -------------
                                                                                                    3,146,170
                                                                                                -------------

                    PHILIPPINES - 1.8%
         1,189,000  Ayala Land, Inc. (b)......................................................        967,741
           325,359  Bank of the Philippine Islands (b)........................................        704,820
                                                                                                -------------
                                                                                                    1,672,561
                                                                                                -------------

                    POLAND - 1.2%
            16,196  Bank Pekao S.A. (b).......................................................        524,384
            29,692  Jeronimo Martins SGPS S.A. (b)............................................        514,613
                                                                                                -------------
                                                                                                    1,038,997
                                                                                                -------------

                    RUSSIA - 1.8%
            17,500  Lukoil PJSC, ADR..........................................................        852,775
             4,796  Magnit PJSC (b)...........................................................        793,980
                                                                                                -------------
                                                                                                    1,646,755
                                                                                                -------------

                    SOUTH AFRICA - 2.1%
            18,000  BHP Billiton PLC (b)......................................................        271,253
            43,910  Massmart Holdings Ltd.....................................................        379,855
            44,215  MTN Group Ltd. (b)........................................................        379,048
             6,966  SABMiller PLC (b).........................................................        402,046
            98,163  Truworths International Ltd. (b)..........................................        508,756
                                                                                                -------------
                                                                                                    1,940,958
                                                                                                -------------

                    SOUTH KOREA - 2.8%
                78  Amorepacific Corp., Preference Shares (b).................................         15,066
               107  Amorepacific Group (b)....................................................         16,166
             1,683  E-MART, Inc. (b)..........................................................        241,482
               533  NAVER Corp. (b)...........................................................        429,099
             1,600  Samsung Electronics Co., Ltd., Preference Shares (b)......................      1,879,682
                                                                                                -------------
                                                                                                    2,581,495
                                                                                                -------------

                    TAIWAN - 2.1%
           108,005  Taiwan Mobile Co., Ltd. (b)...............................................        388,333
           262,954  Taiwan Semiconductor Manufacturing Co., Ltd. (b)..........................      1,545,681
                                                                                                -------------
                                                                                                    1,934,014
                                                                                                -------------

                    THAILAND - 2.1%
            67,200  Siam Cement (The) PCL (b).................................................      1,007,028
           210,100  Siam Commercial Bank (The) PCL (b)........................................        901,652
                                                                                                -------------
                                                                                                    1,908,680
                                                                                                -------------


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

      SHARES                                       DESCRIPTION                                      VALUE
------------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                    TURKEY - 2.0%
           188,635  Akbank TAS (b)............................................................  $     505,340
            32,444  BIM Birlesik Magazalar A.S. (b)...........................................        541,195
            87,150  Haci Omer Sabanci Holding A.S. (b)........................................        269,613
           192,000  Turkiye Garanti Bankasi A.S. (b)..........................................        508,765
                                                                                                -------------
                                                                                                    1,824,913
                                                                                                -------------

                    UNITED KINGDOM - 0.5%
            57,039  Standard Chartered PLC (b)................................................        464,167
                                                                                                -------------

                    UNITED STATES - 0.7%
             6,500  Yum! Brands, Inc..........................................................        590,265
                                                                                                -------------
                    TOTAL COMMON STOCKS.......................................................     38,693,513
                    (Cost $30,648,121)                                                          -------------

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 41.9%

                    ARGENTINA - 2.4%
           816,000  Argentine Republic Government
                       International Bond (USD) (c)..........       7.50%          04/22/26           922,488
           378,550  Argentine Republic Government
                       International Bond (USD)..............       8.28%          12/31/33           436,279
           266,387  Argentine Republic Government
                       International Bond (USD)..............       8.28%          12/31/33           299,020
           464,000  Argentine Republic Government
                       International Bond (USD) (c)..........       7.13%          07/06/36           492,536
                                                                                                -------------
                                                                                                    2,150,323
                                                                                                -------------

                    ARMENIA - 0.4%
           396,000  Republic of Armenia International Bond
                       (USD) (c).............................       6.00%          09/30/20           411,424
                                                                                                -------------

                    BRAZIL - 4.5%
        14,400,000  Brazil Notas do Tesouro Nacional,
                       Series F (BRL)........................      10.00%          01/01/25         4,098,372
                                                                                                -------------

                    COSTA RICA - 0.3%
           300,000  Costa Rica Government International Bond
                       (USD).................................       4.25%          01/26/23           296,250
                                                                                                -------------

                    ECUADOR - 0.5%
           423,000  Ecuador Government International Bond
                       (USD) (c).............................      10.75%          03/28/22           432,517
                                                                                                -------------

                    ETHIOPIA - 0.9%
           790,000  Ethiopia International Bond (USD) (c)....      6.63%           12/11/24           782,100
                                                                                                -------------

                    GHANA - 0.8%
         1,850,000  Ghana Government Bond (GHS) .............      23.00%          08/21/17           468,550


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                    GHANA (CONTINUED)
           300,000  Ghana Government International Bond (USD)      8.13%           01/18/26     $     279,981
                                                                                                -------------
                                                                                                      748,531
                                                                                                -------------

                    HONDURAS - 0.5%
           410,000  Honduras Government International Bond
                       (USD) (c).............................       7.50%          03/15/24           467,400
                                                                                                -------------

                    HUNGARY - 1.4%
       276,800,000  Hungary Government Bond (HUF) ...........       5.50%          06/24/25         1,228,332
                                                                                                -------------

                    INDONESIA - 2.6%
           470,000  Indonesia Government International Bond
                       (USD) (c).............................       5.88%          01/15/24           555,431
     7,600,000,000  Indonesia Treasury Bond (IDR) ...........       5.25%          05/15/18           570,684
    14,700,000,000  Indonesia Treasury Bond (IDR) ...........       8.38%          03/15/34         1,231,101
                                                                                                -------------
                                                                                                    2,357,216
                                                                                                -------------

                    IRAQ - 0.8%
           880,000  Iraq International Bond (USD) ...........       5.80%          01/15/28           719,066
                                                                                                -------------

                    IVORY COAST - 0.7%
           693,000  Ivory Coast Government International
                       Bond (USD)............................       5.75%          12/31/32           683,194
                                                                                                -------------

                    JAMAICA - 0.6%
           477,000  Jamaica Government International Bond
                       (USD).................................       7.88%          07/28/45           562,860
                                                                                                -------------

                    KENYA - 0.2%
           200,000  Kenya Government International Bond
                       (USD).................................       6.88%          06/24/24           197,009
                                                                                                -------------

                    MEXICO - 1.5%
         3,850,000  Mexican Bonos (MXN) .....................       6.50%          06/09/22           205,305
        18,700,000  Mexican Bonos (MXN) .....................       8.50%          11/18/38         1,191,678
                                                                                                -------------
                                                                                                    1,396,983
                                                                                                -------------

                    MONGOLIA - 0.7%
           700,000  Mongolia Government International Bond
                       (USD).................................       5.13%          12/05/22           617,781
                                                                                                -------------

                    PERU - 2.2%
         6,320,000  Peruvian Government International Bond
                       (PEN).................................       6.90%          08/12/37         2,024,535
                                                                                                -------------

                    POLAND - 3.3%
         4,050,000  Republic of Poland Government Bond
                       (PLN).................................       4.75%          04/25/17         1,078,298


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                    POLAND (CONTINUED)
         6,900,000  Republic of Poland Government Bond
                       (PLN).................................       4.00%          10/25/23     $   1,960,435
                                                                                                -------------
                                                                                                    3,038,733
                                                                                                -------------

                    RUSSIA - 4.9%
       281,300,000  Russian Federal Bond - OFZ (RUB) ........       7.05%          01/19/28         4,176,218
           200,000  Russian Foreign Bond - Eurobond (USD) ...       5.88%          09/16/43           239,334
                                                                                                -------------
                                                                                                    4,415,552
                                                                                                -------------

                    RWANDA - 0.6%
           200,000  Rwanda International Government Bond
                       (USD) (c).............................       6.63%          05/02/23           202,800
           300,000  Rwanda International Government Bond
                       (USD).................................       6.63%          05/02/23           304,200
                                                                                                -------------
                                                                                                      507,000
                                                                                                -------------

                    SENEGAL - 0.5%
           380,000  Senegal Government International Bond
                       (USD).................................       8.75%          05/13/21           433,242
                                                                                                -------------

                    SOUTH AFRICA - 3.9%
        14,400,000  Republic of South Africa Government
                       Bond (ZAR)............................      10.50%          12/21/26         1,177,920
        10,260,000  Republic of South Africa Government
                       Bond (ZAR)............................       8.00%          01/31/30           688,642
        31,500,000  Republic of South Africa Government
                       Bond (ZAR)............................       6.25%          03/31/36         1,678,814
                                                                                                -------------
                                                                                                    3,545,376
                                                                                                -------------

                    TANZANIA - 0.3%
           233,334  Tanzania Government International Bond
                       (USD) (d).............................       7.25%          03/09/20           244,417
                                                                                                -------------

                    TURKEY - 4.4%
         1,750,000  Turkey Government Bond (TRY) ............       6.30%          02/14/18           568,741
         5,390,000  Turkey Government Bond (TRY) ............      10.40%          03/20/24         1,888,979
         1,800,000  Turkey Government Bond (TRY) ............       8.00%          03/12/25           550,530
           500,000  Turkey Government International Bond
                       (USD).................................       5.75%          03/22/24           539,550
           400,000  Turkey Government International Bond
                       (USD).................................       4.88%          10/09/26           408,048
                                                                                                -------------
                                                                                                    3,955,848
                                                                                                -------------

                    UKRAINE - 1.4%
           297,000  Ukraine Government International Bond
                       (USD) (c).............................       7.75%          09/01/20           290,971
           115,000  Ukraine Government International Bond
                       (USD) (c).............................       7.75%          09/01/21           112,125


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                    UKRAINE (CONTINUED)
           865,000  Ukraine Government International Bond
                       (USD) (c).............................       7.75%          09/01/24     $     829,202
           188,000  Ukraine Government International Bond
                       (USD) (c).............................       0.00%          05/31/40            60,918
                                                                                                -------------
                                                                                                    1,293,216
                                                                                                -------------

                    URUGUAY - 0.5%
           190,000  Uruguay Government International Bond
                       (USD).................................       4.38%          10/27/27           205,438
           158,000  Uruguay Government International Bond
                       (USD).................................       7.63%          03/21/36           223,570
                                                                                                -------------
                                                                                                      429,008
                                                                                                -------------

                    VENEZUELA - 0.6%
           850,000  Venezuela Government International Bond
                       (USD).................................       7.75%          10/13/19           526,575
                                                                                                -------------

                    ZAMBIA - 0.5%
           440,000  Zambia Government International Bond
                       (USD) (c).............................       8.97%          07/30/27           436,150
                                                                                                -------------
                    TOTAL FOREIGN SOVEREIGN BONDS AND NOTES................................        37,999,010
                    (Cost $37,026,808)                                                          -------------

FOREIGN CORPORATE BONDS AND NOTES (e) - 18.8%

                    AZERBAIJAN - 0.5%
           422,000  Southern Gas Corridor CJSC (USD) (c).....       6.88%          03/24/26           473,864
                                                                                                -------------

                    BANGLADESH - 0.3%
           250,000  Banglalink Digital Communications Ltd.
                       (USD) (c).............................       8.63%          05/06/19           267,500
                                                                                                -------------

                    BARBADOS - 0.3%
           250,000  Sagicor Finance 2015 Ltd. (USD) (c)......       8.88%          08/11/22           286,375
                                                                                                -------------

                    BRAZIL - 3.1%
           414,000  Marfrig Overseas Ltd. (USD) .............       9.50%          05/04/20           428,490
           350,000  OAS Finance Ltd. (USD) (f) (g) (h) (i)...       8.88%            (j)               17,500
           200,000  OAS Investments GmbH (USD) (f) (g) (i)...       8.25%          10/19/19            11,000
           170,000  Petrobras Global Finance BV (USD) .......       8.38%          05/23/21           186,150
           795,000  Petrobras Global Finance BV (USD) .......       5.38%          01/27/21           788,242
           650,000  Petrobras Global Finance BV (USD) .......       8.75%          05/23/26           719,875
           356,872  QGOG Atlantic/Alaskan Rigs Ltd. (USD) ...       5.25%          07/30/18           310,479
           300,000  Vale Overseas Ltd. (USD) ................       6.88%          11/21/36           293,100
                                                                                                -------------
                                                                                                    2,754,836
                                                                                                -------------


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (e) (CONTINUED)

                    DOMINICAN REPUBLIC - 0.6%
           460,000  AES Andres BV / Domincan Power
                       Partners / Empresa Generadora de
                       Electricidad Itabo (USD) (c)..........       7.95%          05/11/26           491,625
                                                                                                -------------

                    GEORGIA - 1.5%
           200,000  BGEO Group JSC (USD) (c) ................       6.00%          07/26/23           207,500
           350,000  Georgian Oil and Gas Corp. JSC
                       (USD) (c).............................       6.75%          04/26/21           369,250
           680,000  Georgian Railway JSC (USD) ..............       7.75%          07/11/22           772,395
                                                                                                -------------
                                                                                                    1,349,145
                                                                                                -------------

                    GUATEMALA - 1.1%
           400,000  Comcel Trust via Comunicaciones
                       Celulares S.A. (USD) (c)..............       6.88%          02/06/24           413,280
           500,000  Industrial Subordinated Trust (USD) .....       8.25%          07/27/21           537,500
                                                                                                -------------
                                                                                                      950,780
                                                                                                -------------

                    HONG KONG - 0.3%
           260,000  Shimao Property Holdings Ltd. (USD) .....       8.38%          02/10/22           297,394
                                                                                                -------------

                    INDIA - 0.3%
           260,000  ICICI Bank Ltd. (USD) (h)................       6.38%          04/30/22           265,506
                                                                                                -------------
                    INDONESIA - 0.7%
           640,000  Pertamina Persero PT (USD) (c)...........       4.30%          05/20/23           672,861
                                                                                                -------------

                    KAZAKHSTAN - 1.7%
           480,000  KazMunayGas National Co., JSC (USD) .....       9.13%          07/02/18           531,014
           308,000  Tengizchevroil Finance Co., International
                       Ltd. (USD) (c)........................       4.00%          08/15/26           305,536
           800,000  Zhaikmunai LLP (USD) (c).................       7.13%          11/13/19           742,000
                                                                                                -------------
                                                                                                    1,578,550
                                                                                                -------------

                    MEXICO - 2.1%
           270,000  Alfa SAB de CV (USD) ....................       6.88%          03/25/44           286,875
           430,000  Cemex SAB de CV (USD) (c)................       7.75%          04/16/26           478,160
         4,800,000  Petroleos Mexicanos (MXN) ...............       7.19%          09/12/24           229,253
           400,000  Sixsigma Networks Mexico S.A. de CV
                       (USD) (c).............................       8.25%          11/07/21           394,000
           520,000  Unifin Financiera SAB de CV SOFOM ENR
                       (USD) (c).............................       7.25%          09/27/23           520,468
                                                                                                -------------
                                                                                                    1,908,756
                                                                                                -------------

                    NETHERLANDS - 0.2%
           200,000  GTH Finance BV (USD) (c).................       7.25%          04/26/23           217,560
                                                                                                -------------

                    NIGERIA - 0.4%
           400,000  Zenith Bank PLC (USD) (c)................       6.25%          04/22/19           390,808
                                                                                                -------------

                    PARAGUAY - 0.4%
           350,000  Banco Regional SAECA (USD) (c)...........       8.13%          01/24/19           378,000
                                                                                                -------------


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

    PRINCIPAL
      VALUE
      (LOCAL                                                       STATED          STATED           VALUE
    CURRENCY)                      DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
------------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (e) (CONTINUED)

                    PERU - 0.2%
           200,000  Union Andina de Cementos SAA (USD) ......       5.88%          10/30/21     $     210,480
                                                                                                -------------

                    RUSSIA - 1.7%
           430,000  Evraz Group S.A. (USD) (c)...............       6.50%          04/22/20           446,125
           338,000  Global Ports Finance PLC (USD) (c).......       6.87%          01/25/22           353,210
           350,000  Lukoil International Finance BV (USD) ...       4.56%          04/24/23           363,346
           310,000  Sberbank of Russia Via SB Capital S.A.
                       (USD).................................       6.13%          02/07/22           342,525
                                                                                                -------------
                                                                                                    1,505,206
                                                                                                -------------

                    SOUTH AFRICA - 1.8%
           710,000  Eskom Holdings SOC Ltd. (USD) (c)........       6.75%          08/06/23           731,719
           860,000  Eskom Holdings SOC Ltd. (USD) ...........       7.13%          02/11/25           886,737
                                                                                                -------------
                                                                                                    1,618,456
                                                                                                -------------

                    TURKEY - 0.6%
           200,000  Arcelik AS (USD) (c).....................       5.00%          04/03/23           198,266
           300,000  Yasar Holdings AS (USD) (c)..............       8.88%          05/06/20           319,599
                                                                                                -------------
                                                                                                      517,865
                                                                                                -------------

                    UNITED ARAB EMIRATES - 0.7%
           600,000  Jafz Sukuk 2019 Ltd. (USD) ..............       7.00%          06/19/19           671,028
                                                                                                -------------

                    VENEZUELA - 0.3%
           166,667  Petroleos de Venezuela S.A. (USD) .......       8.50%          11/02/17           143,500
           270,000  Petroleos de Venezuela S.A. (USD) .......       9.00%          11/17/21           154,102
                                                                                                -------------
                                                                                                      297,602
                                                                                                -------------
                    TOTAL FOREIGN CORPORATE BONDS AND NOTES...................................     17,104,197
                    (Cost $16,675,821)                                                          -------------

                    TOTAL INVESTMENTS - 103.4%................................................     93,796,720
                    (Cost $84,350,750) (k)

                    OUTSTANDING LOANS - (6.4%)................................................     (5,800,000)

                    NET OTHER ASSETS AND LIABILITIES - 3.0%...................................      2,690,914
                                                                                                -------------
                    NET ASSETS - 100.0%.......................................................  $  90,687,634
                                                                                                =============

-----------------------------

(a) All of these securities are available to serve as collateral for the outstanding loans.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $28,331,564 or 31.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. At September 30, 2016 , securities noted as such amounted to $14,653,768 or 16.2% of net assets.

(d) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2016.

(e) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

(f) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(g) This issuer has filed for bankruptcy protection in a Sao Paulo state court.

(h) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(i) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (see Note 2E - Restricted Securities in the Notes to Portfolio of Investments).

(j)   Perpetual maturity.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,055,259 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,609,289.

ADR   American Depositary Receipt

Currency Abbreviations
      ARS   Argentine Peso
      BRL   Brazilian Real
      EUR   Euro
      GBP   British Pound Sterling
      GHS   Ghanaian Cedi
      HKD   Hong Kong Dollar
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      INR   Indian Rupee
      KRW   South Korean Won
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PEN   Peruvian New Sol
      PHP   Philippines Peso
      PLN   Polish Zloty
      RUB   Russian Ruble
      THB   Thailand Baht
      TRY   Turkish Lira
      TWD   Taiwan New Dollar
      USD   United States Dollar
      ZAR   South African Rand


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Brazil....................................  $     4,378,467  $   4,378,467  $            --  $           --
    Chile.....................................          506,057        506,057               --              --
    Italy.....................................          508,360        508,360               --              --
    Mexico....................................        3,146,170      3,146,170               --              --
    Russia....................................        1,646,755        852,775          793,980              --
    South Africa..............................        1,940,958        379,855        1,561,103              --
    United States.............................          590,265        590,265               --              --
    Other Country Categories*.................       25,976,481             --       25,976,481              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       38,693,513     10,361,949       28,331,564              --
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............       37,999,010             --       37,999,010              --
Foreign Corporate Bonds and Notes*............       17,104,197             --       17,104,197              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    93,796,720  $  10,361,949  $    83,434,771  $           --
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........           54,009             --           54,009              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $    93,850,729  $          --  $    83,488,780  $           --
                                                ===============  =============  ===============  ==============


                                               LIABILITIES TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (107,477) $          --  $      (107,477) $           --
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $379,855 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at September 30, 2016. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2015 exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)

------------------------------------------------------------
                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Sovereigns                                          40.5%
Banks                                               10.3
Real Estate Management & Development                 3.1
Construction Materials                               3.0
Government Agencies                                  3.0
Integrated Oils                                      2.8
Wireless Telecommunications Services                 2.7
Food & Staples Retailing                             2.6
Oil, Gas & Consumable Fuels                          2.4
Beverages                                            2.2
Automobiles                                          2.1
Technology Hardware, Storage & Peripherals           2.0
Semiconductors                                       1.7
Thrifts & Mortgage Finance                           1.6
Insurance                                            1.5
Metals & Mining                                      1.5
Exploration & Production                             1.1
Tobacco                                              1.1
IT Services                                          1.0
Real Estate                                          1.0
Financial Services                                   0.9
Pipeline                                             0.9
Food & Beverage                                      0.8
Railroad                                             0.8
Transportation Infrastructure                        0.8
Construction Materials Manufacturing                 0.7
Food Products                                        0.6
Hotels, Restaurants & Leisure                        0.6
Household Products                                   0.6
Multiline Retail                                     0.6
Specialty Retail                                     0.6
Energy Equipment & Services                          0.6
Internet Software & Services                         0.5
Pharmaceuticals                                      0.5
Utilities                                            0.5
Wireline Telecommunications Services                 0.5
Capital Markets                                      0.4
Software & Services                                  0.4
Transportation & Logistics                           0.4
Chemicals                                            0.3
Diversified Financial Services                       0.3
Oil & Gas Services & Equipment                       0.3
Home Improvement                                     0.2
Industrial Other                                     0.0*
Personal Products                                    0.0*
---------------------------------------------------------
                                        Total      100.0%
                                                   ======

* Amount is less than 0.1%


--------------------------------------------------
CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      38.5%
BRL                                       7.5
INR                                       7.4
HKD                                       5.3
RUB                                       5.3
TRY                                       5.2
IDR                                       4.1
ZAR                                       4.0
PLN                                       3.8
MXN                                       2.9
KRW                                       2.7
PEN                                       2.2
TWD                                       2.1
THB                                       2.0
HUF                                       1.8
PHP                                       1.8
ARS                                       1.2
MYR                                       0.7
EUR                                       0.5
GBP                                       0.5
GHS                                       0.5
----------------------------------------------
                             Total      100.0%
                                        ======

# The weightings include the impact of currency forwards.


--------------------------------------------------
                                      % OF TOTAL
                                     FIXED INCOME
CREDIT QUALITY(1)                    INVESTMENTS
--------------------------------------------------
A                                         8.5%
A-                                        3.6
BBB+                                      2.1
BBB                                       7.4
BBB-                                     26.2
BB+                                       6.9
BB                                       12.6
BB-                                       6.5
B+                                        9.1
B                                         9.2
B-                                        3.8
CCC                                       1.5
Not Rated                                 2.6
----------------------------------------------
                             Total      100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
SEPTEMBER 30, 2016 (UNAUDITED)


  (1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

FORWARD FOREIGN CURRENCY CONTRACTS (SEE NOTE 2C - FORWARD FOREIGN CURRENCY CONTRACTS IN THE NOTES TO PORTFOLIO OF INVESTMENTS):

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ------------------------------------------------------
                                                                     PURCHASE              SALE           UNREALIZED
SETTLEMENT                       AMOUNT            AMOUNT          VALUE AS OF         VALUE AS OF      APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)        SOLD (a)      SEPTEMBER 30, 2016  SEPTEMBER 30, 2016  (DEPRECIATION)
----------  --------------  ----------------  ----------------  ------------------  ------------------  --------------
 10/17/16        JPM        USD    1,763,787  MXN   33,288,000    $    1,763,787      $    1,713,382    $      50,405
 10/17/16        CIT        MXN   33,288,000  USD    1,785,077         1,713,382           1,785,077          (71,695)
 10/17/16        JPM        USD    1,682,624  ZAR   23,394,000         1,682,624           1,699,277          (16,653)
 11/21/16        CIT        ARS   17,039,000  USD    1,099,290         1,080,161           1,099,290          (19,129)
 11/23/16        CIT        INR   32,218,000  USD      475,753           479,357             475,753            3,604
                                                                                                        -------------
Net Unrealized Appreciation (Depreciation) ...........................................................  $     (53,468)
                                                                                                        =============

(a)   See Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
    CIT   Citibank, NA
    JPM   JPMorgan Chase


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards

Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P.'s ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market, LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2016 (UNAUDITED)

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2016 (UNAUDITED)

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2016, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2016 (UNAUDITED)

currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

E. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of September 30, 2016, the Fund held restricted securities as shown in the following table that Aberdeen Asset Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                                                                                                       % OF
                                                ACQUISITION                    CURRENT      CARRYING                   NET
SECURITY                                            DATE       PAR AMOUNT       PRICE         COST         VALUE      ASSETS
---------------------------------------------- -------------- ------------- ------------- ------------- ------------ --------
OAS Finance Ltd, 8.88%                           4/18/2013    350,000           5.00       $ 350,000    $    17,500    0.02%
OAS Investments GmbH, 8.25%, 10/19/19           10/15/2012    200,000           5.50         200,000         11,000    0.01
                                                                                          ------------- ------------ --------
                                                                                           $ 550,000    $    28,500    0.03%
                                                                                          ------------- ------------ --------


                          3. DERIVATIVES TRANSACTIONS

For the fiscal year-to-date period (January 1, 2016 through September 30, 2016), notional values of forward foreign currency contracts opened and closed were $61,280,769 and $50,497,817, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust/Aberdeen Emerging Opportunity Fund
             ---------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
      -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 21, 2016
      -----------------

* Print the name and title of each signing officer under his or her signature.